DISCONTINUED OPERATIONS - Cash flows of the disposal (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Jul. 22, 2022 USD ($)	Jul. 22, 2022 HKD ($)	Dec. 31, 2024 USD ($)
ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Cash and cash equivalent deconsolidated	$ (4,990)	$ (39,174)
Proceeds from the disposal of subsidiaries	9,997	78,308
Proceeds from the disposal of subsidiaries, net of cash disposed	$ (5,007)	$ (39,134)
Mining pool operation | Discontinued Operations, Disposed of by Sale
ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY
Cash and cash equivalent deconsolidated			$ 372
Proceeds from the disposal of subsidiaries, net of cash disposed			$ (372)